Expense Example {- Fidelity Mid-Cap Stock Fund} - 04.30 Fidelity Mid-Cap Stock Fund K PRO-09 - Fidelity Mid-Cap Stock Fund - Class K	Jun. 29, 2022 USD ($)
Expense Example:
1 year	$ 78
3 years	243
5 years	422
10 years	$ 942